UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Taiwan Greater China Fund

(Exact name of registrant as specified in charter)

Bank Tower, Room 1001
205 Dun Hua North Road
Taipei 105, Taiwan
Republic of China
(Address of principal executive offices)           (Zip code)

Brown Brothers Harriman and Co.
50 Milk Street
Boston, MA 02109-3661
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-9567

Date of fiscal year end: December 31, 2007
Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TAIWAN GREATER CHINA FUND
Schedule of Investments (Unaudited) / September 30, 2007

COMMON STOCK — 99.92%			% of	U.S. Dollar
Cement — 3.88%			Net Assets	Value
1,267,996	shs.	Asia Cement Corp.	1.63	$2,208,214
1,872,726		Taiwan Cement Corp.	2.25	3,060,740
				5,268,954
Chemicals — 0.40%
394,352		Eternal Chemical Co., Ltd.	0.40	544,342

Communications Equipment — 0.84%
222,129		D-Link Corp.	0.41	550,682
104,913		Gemtek Technology Corp.	0.19	263,302
182,580		Zyxel Communications Corp.	0.24	327,463
				1,141,447
Computer Peripherals/ODM — 5.08%
366,000	*	Foxconn International Holdings, Ltd.	0.76	1,027,957
98,384		High Tech Computer Corp.	1.06	1,440,845
1,414,600		Lite-on Technology Corp.	1.63	2,208,080
919,943		Mitac International Corp.	0.94	1,281,101
1,065,337	*	Qisda Corp.	0.40	542,890
188,469		Teco Image Systems Co., Ltd.	0.29	386,479
				6,887,352
Computer Systems & Hardware — 18.12%
440,839		Acer Inc.	0.57	775,816
102,411		Advantech Co., Ltd.	0.22	303,099
2,116,544		Asustek Computer Inc.	4.74	6,432,615
366,318		Compal Electronics Inc.	0.31	413,710
1,802,549		Hon Hai Precision Industry Co., Ltd.	10.00	13,571,666
479,850		Inventec Co., Ltd.	0.22	299,603
774,193		Quanta Computer Inc.	0.90	1,215,563
873,357		Wistron Corp.	1.16	1,577,084
				24,589,156
Electrical & Machinery — 0.82%
549,000		Teco Electric & Machinery Co., Ltd.	0.24	323,455
1,581,837		Walsin Lihwa Corp.	0.58	784,310
				1,107,765
Electronic Components — 13.38%
161,191		A-DATA Technology Co., Ltd.	0.30	413,424
458,433		Catcher Technology Co., Ltd.	2.45	3,332,349
1,324,245		Delta Electronics Inc.	3.79	5,127,077
97,841		Epistar Corp.	0.35	476,134
346,143		Foxconn Technology Co., Ltd.	2.95	4,004,593
99,000		Kinsus Interconnect Technology Corp.	0.25	337,848
95,727		Merry Electronics Co., Ltd.	0.28	380,880
23,253		Motech Industry Co., Ltd.	0.19	252,649
131,250		Shin Zu Shing Co., Ltd.	0.73	996,235
247,380		Tripod Technology Corp.	0.74	1,006,995
623,820		Unimicron Technology Corp.	0.84	1,139,842
1,667,000		Yageo Corp.	0.51	693,882
				18,161,908
Electronics/Other — 1.33%
643,650		Synnex Technology International Corp.	1.33	1,802,527

Flat-Panel Displays — 7.72%
2,663,132		AU Optronics Corp.	3.38	4,588,937
922,664		Chi Mei Optoelectronics Corp.	0.79	1,070,271
4,461,951	*	Chunghwa Picture Tubes, Ltd. (a)	0.94	1,270,044
827,712		Innolux Display Corp. (a)	2.61	3,546,649
				10,475,901
Food — 4.47%
1,548,000		Tingyi (Cayman Islands) Holdings Corp. (a)	1.74	2,353,372
2,423,560		Uni-President Enterprise Corp.	2.73	3,708,812
				6,062,184
Glass, Paper & Pulp — 0.77%
674,208		Taiwan Glass Ind. Corp.	0.54	734,607
661,617		Yuen Foong Yu Paper Manufacturing Co., Ltd.	0.23	307,795
				1,042,402
Plastics — 12.22%
1,390,299		Formosa Chemicals & Fiber Corp.	2.62	3,553,086
1,122,983		Formosa Plastics Corp.	2.33	3,162,074
3,795,319		Nan Ya Plastics Corp.	7.27	9,873,661
				16,588,821
Retailing — 0.19%
89,512		President Chain Store Corp.	0.19	251,224

Rubber — 1.90%
1,138,415		Cheng Shin Rubber Ind. Co., Ltd.	1.90	2,578,359

Semiconductors — 18.37%
2,997,704		Advanced Semiconductor Engineering Inc.	2.42	3,284,602
513,040		Inotera Memories Inc.	0.38	517,389
559,320		MediaTek Inc.	7.42	10,065,808
125,197		Novatek Microelectronics Corp. (a)	0.40	544,118
457,341		Powerchip Semiconductor Corp. (a)	0.17	226,760
74,750		Powertech Technology Inc.	0.22	300,849
1,133,000		ProMOS Technologies Inc. (a)	0.25	346,769
74,025		Realtek Semiconductor Corp.	0.25	335,314
526,518		Siliconware Precision Industries Co., Ltd.	0.87	1,184,436
3,152,526		Taiwan Semiconductor Manufacturing Co., Ltd.	4.52	6,136,585
3,387,861		United Microelectronics Corp.	1.47	1,990,847
				24,933,477
Steel — 5.08%
4,732,933		China Steel Corp.	5.08	6,895,223

Textiles — 1.11%
1,121,170		Far Eastern Textile, Ltd.	1.11	1,504,707

Transportation — 1.34%
342,000		U-Ming Marine Transport Corp.	0.82	1,120,007
875,162		Yang Ming Marine Transport Corp.	0.52	703,119
				1,823,126
Other — 2.90%
134,000		Giant Manufacturing Co., Ltd.	0.25	347,786
115,530		Johnson Health Tech Co., Ltd.	0.32	431,386
569,000		Merida Industry Co., Ltd.	0.95	1,288,709
1,078,350		Pou Chen Corp.	0.79	1,075,941
184,000		Yue Yuen Industrial Holdings, Ltd.	0.41	552,346
149,000		Yung Chi Paint & Varnish Manufacturing Co., Ltd.	0.18	244,434
				3,940,602

TOTAL COMMON STOCK (COST $90,305,766)				135,599,477

SHORT-TERM SECURITIES — 3.54%†
Time Deposit — 0.11%
Wells Fargo—Grand Cayman, 4.47%, Due 10/01/07			0.11	$157,829

Mutual Fund ― 3.43%
AIM Prime Portfolio, 5.08212% ‡			3.43	4,648,400

TOTAL SHORT-TERM SECURITIES				4,806,229
(COST $4,806,229)

TOTAL INVESTMENTS IN SECURITIES AT FAIR VALUE			103.46	140,405,706
(COST $95,111,995)

LIABILITIES (NET OF OTHER ASSETS)			(3.46)	(4,692,646)

NET ASSETS			100.00	$135,713,060

At September 30, 2007, the cost of investments, excluding short-term investments, for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes.  At September 30, 2007, the unrealized appreciation of $45,293,711 for financial reporting purposes consisted of $47,925,773 of gross unrealized appreciation and $2,632,062 of gross unrealized depreciation.

* Non-income producing: These stocks did not pay a cash dividend during the past year.
(a) All or a portion of the security is out on loan.
† Inclusive of all short-term holdings, including collateral received from securities lending activities.
Not including such collateral, the percentage of portfolio holdings would be 0.11%.
‡ Represents investment of collateral received from securities lending transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report based on their evaluation of such disclosure controls and procedures as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended:

See Exhibit 99.Cert attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

Date: November 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

By: /s/ Cheryl Chang
Name: Cheryl Chang
Title: Chief Financial Officer

Date: November 8, 2007